Financial Instruments, Risk Management and Capital Management - Summary of Allowance for Expected Credit Losses of Accounts Receivable (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Allowance For Expected Credit Losses Of Accounts Receivable [Line Items]
Cash collectors	₽ 20	₽ 66
Others	26	17
Total allowance for expected credit losses	₽ 46	₽ 83	₽ 94